UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-00750

Exact name of registrant as specified in charter:
Delaware Group Equity Funds II

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: November 30, 2008

Item 1. Reports to Stockholders

Annual report

Delaware Large Cap Value Fund

November 30, 2008

Value equity mutual fund

Table of contents

Portfolio management review	1

Performance summary	4

Disclosure of Fund expenses	8

Sector allocation and top 10 holdings	10

Statement of net assets	12

Statement of operations	16

Statements of changes in net assets	18

Financial highlights	20

Notes to financial statements	30

Report of independent registered public accounting firm	39

Other Fund information	40

Board of trustees/directors and officers addendum	42

About the organization	50

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Large Cap Value Fund	Dec. 9, 2008

The managers of Delaware Large Cap Value Fund provided the answers to the questions below as a review of the Fund’s activities for the fiscal year that ended Nov. 30, 2008.

How would you summarize the economic and stock market environment of the last 12 months ended Nov. 30, 2008?

The past fiscal year was an especially challenging time for equity investors, particularly late in the 12-month time frame. The roots of the trouble had been established well before the start of the reporting period, with the declining housing market. As housing prices fell, defaults on mortgage loans rose, leading to big drops in the value of so-called collateralized debt obligations, or CDOs. These are securities for which the value can be hard to assess because they are backed by a pool of bonds, loans, or other fixed income instruments that are held as collateral.

Investor worries about troubled mortgages spread to other corners of the credit market. Financial institutions eventually became very reluctant to lend funds to one another, unsure about other firms’ abilities to pay their debts.

Against this backdrop, a number of major U.S. financial institutions faced tremendous challenges, including bankruptcy filings, forced mergers, government takeovers, a mandated conservatorship, and the conversion of two major investment banks into bank holding companies, which are more heavily regulated by the government.

Stocks, which had been generally weak for the majority of the year, plummeted in September and October. Major equity indices experienced some of their biggest single-day declines in history during this time. Many of the worst-performing stocks were in the financial sector, which was hit particularly hard by the problems in the credit market.

How did Delaware Large Cap Value Fund perform during the period?

For the fiscal year ended Nov. 30, 2008, Delaware Large Cap Value Fund returned -38.91% at net asset value and -42.41% at maximum offer price. Both returns represent performance for Class A shares with all distributions reinvested. The Fund’s benchmark, the Russell 1000® Value Index, returned -38.32% during the same time frame. For the complete, annualized performance of Delaware Large Cap Value Fund, please see the table on page 4.

What factors influenced performance of the Fund relative to the Russell 1000 Value Index?

One of the largest negative effects on performance, compared to the benchmark, came from the energy sector. Despite the recent decline in crude oil prices, energy stocks outperformed the entire benchmark index during the period, in large part because of the increase in oil prices between December 2007 and July 2008. The Fund’s relative underexposure to this sector detracted from our performance, as did our individual stock choices.

The Fund’s performance was also battered by our investments in the financial sector. Although we benefited from a relative lack of exposure to this weak-performing

The views expressed are current as of the date of this report and are subject to change.
Data for this portfolio management review were provided by Bloomberg unless otherwise noted.

Portfolio management review
Delaware Large Cap Value Fund

group compared to the benchmark index, many of the financial stocks we owned were particularly poor performers. For example, we owned stocks of two large banks, Washington Mutual and Wachovia, which were especially vulnerable to the credit crisis because of their significant exposure to bad mortgage loans. The companies, unable to secure needed financing, faced growing concerns about their ability to survive and experienced large share-price declines.

Ultimately, both were acquired late in the period by larger competitors with stronger financial positions. We sold our positions in Washington Mutual and Wachovia in July and September, but unfortunately not soon enough to avoid substantial losses for the Fund.

Other notable detractors in this sector included the financial services and insurance company Hartford Financial Services Group, and investment banks Morgan Stanley and Lehman Brothers (now owned largely by Barclays Capital). We sold all three of these positions during the period, with our sale of Lehman Brothers taking place in September, a week before the company declared bankruptcy. We sold our shares in Morgan Stanley, another stock that faced significant challenges, a week later.

Elsewhere, the Fund was hindered by weakness from communications technology company Motorola. Motorola’s shares fell sharply on worries about the health of the U.S. consumer in a weaker economy. Also, one of the company’s main businesses, making wireless telephone handsets, continued to struggle and lost market share relative to its competitors. The slowing economy was also a big problem for R.R. Donnelley & Sons, the nation’s largest commercial printing company, as it faced reduced demand for catalog and direct-mail printing, a big source of business for the company.

Many of our better performers relative to the Russell 1000 Value Index were healthcare and consumer staples stocks. Both of these sectors tend to be defensive, meaning that they have historically generated relatively predictable earnings and therefore have held up well during past challenging economic conditions. In healthcare, for example, the Fund’s top performers compared to the benchmark index included drug manufacturer Abbott Laboratories and diversified medical products companies Baxter International and Johnson & Johnson. We sold Abbott Laboratories and Baxter International before the end of the fiscal period.

In consumer staples, we benefited the most from food-products makers H.J. Heinz and Kraft Foods, as well as Kimberly-Clark, a maker of personal hygiene products. In all of these cases, the stocks had negative returns but held up better than the overall market and outperformed the benchmark. In our opinion, they had solid balance sheets, few or no credit problems, and relatively dependable dividend yields.

Elsewhere, our holdings in waste services leader Waste Management also contributed to the Fund’s performance relative to the benchmark. This stock held up relatively well because it, too, is in an economically defensive business. For example, the demand for a service such as garbage hauling has not tended to fluctuate dramatically in conjunction with cycles of the economy.

What was your portfolio management strategy during the fiscal period?

Given the challenges in the market and the weakening economy, we favored the types of stocks that, as mentioned, are defensive and hold up best to market volatility. As the period progressed, we increased our focus on companies with what we considered to be strong balance sheets and relatively predictable earnings. This defensive focus led us to make several new purchases in the healthcare and consumer staples sectors.

The market’s large drop created what we see as new opportunities to add fundamentally strong companies at increasingly attractive valuations. At period end, we were evaluating potential purchases in several sectors, including healthcare, energy, utilities, and financials.

How were you positioning the portfolio at period end?

Without question, the past year was a very difficult period for our shareholders. However, we believe deeply in the long-term effectiveness of value investing, and especially in our particular investment approach. We continued to maintain our well-diversified but relatively concentrated portfolio consisting of what were in our opinion fundamentally solid businesses priced well below what we believed they were intrinsically worth.

Fund basics
Delaware Large Cap Value Fund		As of Nov. 30, 2008
Fund objective:	The Fund seeks long-term capital appreciation.
Total Fund net assets:	$650.9 million
Number of holdings:	32
Fund start date:	March 18, 1957
	Nasdaq symbols	CUSIPs
Class A	DELDX	245907100
Class B	DEIBX	245907605
Class C	DECCX	245907704
Class R	DECRX	245907886
Institutional Class	DEDIX	245907407

Performance summary
Delaware Large Cap Value Fund	Nov. 30, 2008

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Large Cap Value Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance	Average annual total returns through Nov. 30, 2008
	1 year	5 years	10 years	Lifetime
Class A (Est. March 18, 1957)
Excluding sales charge	-38.91%	-2.11%	-1.06%	+9.82%
Including sales charge	-42.41%	-3.26%	-1.64%	+9.69%
Class B (Est. Sept. 6, 1994)
Excluding sales charge	-39.37%	-2.82%	-1.66%	+4.31%
Including sales charge	-41.54%	-3.16%	-1.66%	+4.31%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	-39.39%	-2.83%	-1.79%	+2.71%
Including sales charge	-39.94%	-2.83%	-1.79%	+2.71%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the Performance of a $10,000 Investment chart. The current expenses for each class are listed on the “Fund expense ratios” table. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 4 through 6.) Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. The Board of Trustees has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on May 2, 1994. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 2, 1992, and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

Class R shares were first made available June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the “Fund expense ratios” table. Management has contracted to reimburse certain expenses and/or waive its management fees from April 1, 2008, through March 31, 2009. Please see the most recent prospectus for additional information on the fee waivers.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expense	1.13%	1.86%	1.86%	1.46%	0.86%
(without fee waivers)
Net expense ratio	1.13%	1.86%	1.86%	1.36%	0.86%
(including fee waivers, if any)*

* The applicable fee waivers are discussed in the text on pages 4 and 5.

The average annual total returns for the 1-year, 5-year, and lifetime (since June 2, 2003) periods ended Nov. 30, 2008, for Delaware Large Cap Value Fund Class R shares were -39.03%, -2.35%, and -0.85%, respectively.

The average annual total returns for the 1-year, 5-year, 10-year, and lifetime (since March 18, 1957) periods ended Nov. 30, 2008, for Delaware Large Cap Value Fund Institutional Class shares were -38.76%, -1.85%, -0.80%, and +9.89%, respectively. Institutional Class shares were first made available Jan. 13, 1994, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to Jan. 13, 1994, is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance summary
Delaware Large Cap Value Fund

Performance of a $10,000 Investment

Average annual total returns from Nov. 30, 1998, through Nov. 30, 2008

For period beginning Nov. 30, 1998, through Nov. 30, 2008	Starting value	Ending value
Russell 1000 Value Index	$10,000	$11,676
Delaware Large Cap Value Fund — Class A Shares	$9,425	$8,676

The chart assumes $10,000 invested in the Fund on Nov. 30, 1998, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 4 through 6.

The chart also assumes $10,000 invested in the Russell 1000 Value Index as of Nov. 30, 1998. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

The chart does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Disclosure of Fund expenses
For the period June 1, 2008 to November 30, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2008 to November 30, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Large Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	6/1/08	11/30/08	Expense Ratio	6/1/08 to 11/30/08*
Actual Fund return
Class A	$1,000.00	$ 670.00	1.17%	$4.88
Class B	1,000.00	667.30	1.89%	7.88
Class C	1,000.00	667.30	1.89%	7.88
Class R	1,000.00	669.30	1.39%	5.80
Institutional Class	1,000.00	671.00	0.89%	3.72
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.15	1.17%	$5.91
Class B	1,000.00	1,015.55	1.89%	9.52
Class C	1,000.00	1,015.55	1.89%	9.52
Class R	1,000.00	1,018.05	1.39%	7.01
Institutional Class	1,000.00	1,020.55	0.89%	4.50

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 183/366 (to reflect the one-half year period).

Sector allocation and top 10 holdings
Delaware Large Cap Value Fund	As of November 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	99.41%
Consumer Discretionary	8.63%
Consumer Staples	21.00%
Energy	9.50%
Financials	9.71%
Health Care	20.95%
Industrials	5.35%
Information Technology	10.53%
Materials	2.59%
Telecommunication Services	7.42%
Utilities	3.73%
Repurchase Agreements	0.43%
Securities Lending Collateral	4.43%
Total Value of Securities	104.27%
Obligation to Return Securities Lending Collateral	(4.56%)
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Travelers	4.15%
Verizon Communications	3.89%
Archer-Daniels-Midland	3.89%
Chevron	3.84%
Progress Energy	3.73%
Kimberly-Clark	3.69%
AT&T	3.53%
Waste Management	3.44%
Kraft Foods Class A	3.42%
Safeway	3.40%

Statement of net assets
Delaware Large Cap Value Fund	November 30, 2008

	Number of shares	Value
Common Stock – 99.41%
Consumer Discretionary – 8.63%
* Gap	1,621,900	$21,117,138
Limited Brands	1,612,500	15,012,375
Mattel	1,468,000	20,067,560
		56,197,073
Consumer Staples – 21.00%
* Archer-Daniels-Midland	924,500	25,312,810
CVS Caremark	741,700	21,457,381
Heinz (H.J.)	553,300	21,490,172
Kimberly-Clark	415,900	24,034,861
Kraft Foods Class A	819,000	22,284,990
Safeway	1,014,400	22,113,920
		136,694,134
Energy – 9.50%
Chevron	316,300	24,990,863
ConocoPhillips	392,500	20,614,100
Marathon Oil	620,700	16,249,926
		61,854,889
Financials – 9.71%
Allstate	629,700	16,019,568
Bank of New York Mellon	668,600	20,198,406
Travelers	618,400	26,993,160
		63,211,134
Health Care – 20.95%
Bristol-Myers Squibb	979,300	20,271,510
Cardinal Health	504,600	16,409,592
Johnson & Johnson	334,200	19,577,436
Merck	695,900	18,594,448
Pfizer	1,193,585	19,610,602
Quest Diagnostics	426,500	19,862,105
Wyeth	611,500	22,020,115
		136,345,808
Industrials – 5.35%
Donnelley (R.R.) & Sons	972,600	12,410,376
* Waste Management	767,000	22,396,400
		34,806,776

	Number of shares	Value
Common Stock (continued)
Information Technology – 10.53%
Intel	1,353,200	$18,674,160
International Business Machines	233,100	19,020,960
* Motorola	3,410,900	14,700,979
Xerox	2,308,200	16,134,318
		68,530,417
Materials – 2.59%
duPont (E.I.) deNemours	672,100	16,842,826
		16,842,826
Telecommunication Services – 7.42%
AT&T	803,800	22,956,528
Verizon Communications	776,200	25,342,930
		48,299,458
Utilities – 3.73%
* Progress Energy	612,100	24,294,249
		24,294,249
Total Common Stock (cost $823,542,430)		647,076,764

	Principal amount
Repurchase Agreements** – 0.43%
BNP Paribas 0.20%, dated 11/28/08, to be repurchased
on 12/1/08, repurchase price $2,782,046
(collateralized by U.S. Government obligations,
6/4/09; market value $2,874,278)	$2,782,000	2,782,000
Total Repurchase Agreements (cost $2,782,000)		2,782,000

Total Value of Securities Before Securities
Lending Collateral – 99.84% (cost $826,324,430)		649,858,764

	Number of shares
Securities Lending Collateral*** – 4.43%
Investment Companies
Mellon GSL DBT II Collateral Fund	29,632,171	28,843,955
=Mellon GSL DBT II Liquidation Trust	75,750	6,211
Total Securities Lending Collateral (cost $29,707,921)		28,850,166

Statement of net assets
Delaware Large Cap Value Fund

Total Value of Securities – 104.27%
(cost $856,032,351)	$678,708,930 ©
Obligation to Return Securities
Lending Collateral*** – (4.56%)	(29,707,921)
Receivables and Other Assets
Net of Liabilities – 0.29%	1,868,081
Net Assets Applicable to 58,747,352
Shares Outstanding – 100.00%	$650,869,090

Net Asset Value – Delaware Large Cap Value Fund
Class A ($587,215,485 / 52,989,076 Shares)	$11.08
Net Asset Value – Delaware Large Cap Value Fund
Class B ($22,136,924 / 2,011,562 Shares)	$11.00
Net Asset Value – Delaware Large Cap Value Fund
Class C ($15,506,620 / 1,398,253 Shares)	$11.09
Net Asset Value – Delaware Large Cap Value Fund
Class R ($1,252,549 / 113,122 Shares)	$11.07
Net Asset Value – Delaware Large Cap Value Fund
Institutional Class ($24,757,512 / 2,235,339 Shares)	$11.08

Components of Net Assets at November 30, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$997,683,314
Undistributed net investment income	8,867,596
Accumulated net realized loss on investments	(178,358,399)
Net unrealized depreciation of investments	(177,323,421)
Total net assets	$650,869,090

*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 8 in “Notes to financial statements.”
©	Includes $26,489,432 of securities loaned.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At November 30, 2008, the aggregate amount of fair valued securities was $6,211, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

Net Asset Value and Offering Price Per Share –
Delaware Large Cap Value Fund
Net asset value Class A (A)	$11.08
Sales charge (5.75% of offering price) (B)	0.68
Offering price	$11.76

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations
Delaware Large Cap Value Fund	Year Ended November 30, 2008

Investment Income:
Dividends	$30,638,231
Interest	157,069
Securities lending income	349,150	$31,144,450

Expenses:
Management fees	6,153,942
Distribution expenses – Class A	2,487,199
Distribution expenses – Class B	394,139
Distribution expenses – Class C	241,539
Distribution expenses – Class R	10,931
Dividend disbursing and transfer agent fees and expenses	2,012,524
Accounting and administration expenses	395,638
Legal fees	146,711
Reports and statements to shareholders	121,488
Registration fees	74,224
Audit and tax	68,953
Trustees’ fees	61,143
Insurance fees	26,640
Custodian fees	26,152
Consulting fees	14,100
Dues and services	7,673
Taxes (other than taxes on income)	5,011
Trustees’ expenses	4,133
Pricing fees	2,624	12,254,764
Less fees waived		(203,956)
Less waived distribution expenses – Class R		(1,822)
Less expense paid indirectly		(1,859)
Total operating expenses		12,047,127
Net Investment Income		19,097,323

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments	$(164,995,675)
Net change in unrealized appreciation/depreciation of
investments	(304,041,912)
Net Realized and Unrealized Loss on Investments	(469,037,587)

Net Decrease in Net Assets Resulting from Operations	$(449,940,264)

See accompanying notes

Statements of changes in net assets
Delaware Large Cap Value Fund

	Year Ended
	11/30/08	11/30/07
Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,097,323	$21,749,379
Net realized gain (loss) on investments	(164,995,675)	119,395,985
Net change in unrealized
appreciation/depreciation of investments	(304,041,912)	(108,281,785)
Net increase (decrease) in net assets resulting
from operations	(449,940,264)	32,863,579

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(19,850,670)	(21,411,565)
Class B	(586,368)	(931,711)
Class C	(340,914)	(368,579)
Class R	(37,234)	(21,980)
Institutional Class	(941,239)	(945,649)

Net realized gain on investments:
Class A	(102,495,698)	(44,502,988)
Class B	(5,182,330)	(3,420,371)
Class C	(2,928,752)	(1,304,943)
Class R	(228,775)	(43,547)
Institutional Class	(4,175,858)	(1,633,915)
	(136,767,838)	(74,585,248)

Capital Share Transactions:
Proceeds from shares sold:
Class A	27,200,303	58,189,536
Class B	297,573	3,494,094
Class C	2,473,201	5,033,360
Class R	549,235	2,190,254
Institutional Class	4,895,326	8,140,847

	Year Ended
	11/30/08	11/30/07
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$112,274,450	$60,170,035
Class B	5,407,704	4,035,443
Class C	3,127,230	1,606,386
Class R	266,007	65,527
Institutional Class	5,117,094	2,579,564
	161,608,123	145,505,046

Cost of shares repurchased:
Class A	(166,804,235)	(186,876,732)
Class B	(21,848,956)	(46,743,339)
Class C	(8,179,906)	(9,799,583)
Class R	(952,958)	(780,818)
Institutional Class	(9,748,769)	(8,660,520)
	(207,534,824)	(252,860,992)
Decrease in net assets derived from
capital share transactions	(45,926,701)	(107,355,946)
Net Decrease in Net Assets	(632,634,803)	(149,077,615)

Net Assets:
Beginning of year	1,283,503,893	1,432,581,508
End of year (including undistributed
net investment income of $8,867,596 and
$11,544,119, respectively)	$650,869,090	$1,283,503,893

See accompanying notes

Financial highlights
Delaware Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
$20.390	$21.080	$19.010	$18.030	$16.240

0.305	0.336	0.305	0.271	0.204
(7.418)	0.090	3.279	0.917	1.802
(7.113)	0.426	3.584	1.188	2.006

(0.353)	(0.363)	(0.324)	(0.192)	(0.216)
(1.844)	(0.753)	(1.190)	(0.016)	—
(2.197)	(1.116)	(1.514)	(0.208)	(0.216)

$11.080	$20.390	$21.080	$19.010	$18.030

(38.91% )	1.96%	20.28%	6.62%	12.44%

$587,215	$1,140,659	$1,246,544	$1,177,317	$1,253,876
1.18%	1.13%	1.17%	1.15%	1.15%

1.20%	1.13%	1.17%	1.15%	1.16%
1.97%	1.59%	1.60%	1.47%	1.18%

1.95%	1.59%	1.60%	1.47%	1.17%
27%	19%	16%	114%	70%

Financial highlights
Delaware Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
$20.240	$20.930	$18.880	$17.910	$16.150

0.193	0.185	0.168	0.137	0.077
(7.373)	0.091	3.252	0.912	1.789
(7.180)	0.276	3.420	1.049	1.866

(0.216)	(0.213)	(0.180)	(0.063)	(0.106)
(1.844)	(0.753)	(1.190)	(0.016)	—
(2.060)	(0.966)	(1.370)	(0.079)	(0.106)

$11.000	$20.240	$20.930	$18.880	$17.910

(39.37% )	1.25%	19.39%	5.87%	11.60%

$22,137	$61,603	$102,322	$136,050	$184,203
1.90%	1.86%	1.90%	1.88%	1.89%

1.92%	1.86%	1.90%	1.88%	1.89%
1.25%	0.86%	0.87%	0.74%	0.44%

1.23%	0.86%	0.87%	0.74%	0.44%
27%	19%	16%	114%	70%

Financial highlights
Delaware Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
$20.380	$21.070	$19.000	$18.020	$16.250

0.193	0.183	0.166	0.136	0.076
(7.423)	0.093	3.274	0.923	1.800
(7.230)	0.276	3.440	1.059	1.876

(0.216)	(0.213)	(0.180)	(0.063)	(0.106)
(1.844)	(0.753)	(1.190)	(0.016)	—
(2.060)	(0.966)	(1.370)	(0.079)	(0.106)

$11.090	$20.380	$21.070	$19.000	$18.020

(39.39% )	1.24%	19.38%	5.89%	11.59%

$15,507	$32,453	$36,709	$36,148	$42,371
1.90%	1.86%	1.90%	1.88%	1.89%

1.92%	1.86%	1.90%	1.88%	1.89%
1.25%	0.86%	0.87%	0.74%	0.44%

1.23%	0.86%	0.87%	0.74%	0.44%
27%	19%	16%	114%	70%

Financial highlights
Delaware Large Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Year Ended
11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
$20.360	$21.060	$19.000	$18.010	$16.230

0.271	0.289	0.262	0.216	0.145
(7.407)	0.083	3.275	0.915	1.809
(7.136)	0.372	3.537	1.131	1.954

(0.310)	(0.319)	(0.287)	(0.125)	(0.174)
(1.844)	(0.753)	(1.190)	(0.016)	—
(2.154)	(1.072)	(1.477)	(0.141)	(0.174)

$11.070	$20.360	$21.060	$19.000	$18.010

(39.03% )	1.70%	20.00%	6.30%	12.11%

$1,253	$2,514	$1,166	$1,078	$1,234
1.40%	1.36%	1.40%	1.45%	1.49%

1.52%	1.46%	1.50%	1.48%	1.49%
1.75%	1.36%	1.37%	1.17%	0.84%

1.63%	1.26%	1.27%	1.14%	0.84%
27%	19%	16%	114%	70%

Financial highlights
Delaware Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
$20.390	$21.080	$19.010	$18.030	$16.240

0.349	0.395	0.357	0.321	0.248
(7.409)	0.091	3.279	0.912	1.805
(7.060)	0.486	3.636	1.233	2.053

(0.406)	(0.423)	(0.376)	(0.237)	(0.263)
(1.844)	(0.753)	(1.190)	(0.016)	—
(2.250)	(1.176)	(1.566)	(0.253)	(0.263)

$11.080	$20.390	$21.080	$19.010	$18.030

(38.76% )	2.24%	20.61%	6.88%	12.75%

$24,757	$46,275	$45,841	$44,837	$81,814
0.90%	0.86%	0.90%	0.88%	0.89%

0.92%	0.86%	0.90%	0.88%	0.89%
2.25%	1.86%	1.87%	1.74%	1.44%

2.23%	1.86%	1.87%	1.74%	1.44%
27%	19%	16%	114%	70%

Notes to financial statements
Delaware Large Cap Value Fund	November 30, 2008

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Large Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective May 30, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain from investments, if any, annually.

Notes to financial statements
Delaware Large Cap Value Fund

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $11,411 for the year ended November 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Effective April 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses (excluding any taxes, interest, brokerage fees, inverse floater expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), do not exceed 0.89% of average daily net assets of the Fund through March 31, 2009. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended November 30, 2008, the Fund was charged $49,455 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on May 2, 1994. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. DDLP has contracted to limit distribution and service fees through March 31, 2009 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At November 30, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$323,186
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	146,727
Distribution fees payable to DDLP	165,228
Other expenses payable to DMC and affiliates*	17,680

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended November 30, 2008, the Fund was charged $67,321 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended November 30, 2008, DDLP earned $50,205 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2008, DDLP received gross CDSC commissions of $398, $49,880 and $2,674 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Notes to financial statements
Delaware Large Cap Value Fund

3. Investments

For the year ended November 30, 2008, the Fund made purchases of $263,986,326 and sales of $422,419,425 of investment securities other than short-term investments.

At November 30, 2008, the cost of investments for federal income tax purposes was $856,819,092. At November 30, 2008, net unrealized depreciation was $178,110,162, of which $31,057,602 related to unrealized appreciation of investments and $209,167,764 related to unrealized depreciation of investments.

Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of November 30, 2008:

Securities
Level 1	$649,858,764
Level 2	28,843,955
Level 3	6,211
Total	$678,708,930

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/07	$ —
Net change in unrealized appreciation/depreciation of investments	(69,539)
Net transfers in and/or out of Level 3	75,750
Balance as of 11/30/08	$ 6,211

4. Dividends and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2008 and 2007 was as follows:

Year Ended
	11/30/08	11/30/07
Ordinary income	$ 23,611,519	$ 30,710,293
Long-term capital gain	113,156,319	43,874,955
Total	$ 136,767,838	$ 74,585,248

5. Components of Net Assets on a Tax Basis

As of November 30, 2008, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$ 997,683,314
Undistributed ordinary income	8,867,596
Capital loss carryforwards*	(177,571,658)
Unrealized depreciation of investments	(178,110,162)
Net assets	$ 650,869,090

* The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund merger with Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund in 2004.

The difference between book basis and tax basis components of net assets is primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2008, the Fund recorded the following reclassifications.

Undistributed net investment income	$(17,421)
Accumulated net realized	17,421

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2008 will expire as follows: $4,231,045 expires in 2009, $6,991,292 expires in 2010 and $166,349,321 expires in 2016.

Notes to financial statements
Delaware Large Cap Value Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	11/30/08	11/30/07
Shares sold:
Class A	1,723,151	2,728,759
Class B	20,782	166,730
Class C	163,122	236,685
Class R	35,369	101,673
Institutional Class	318,709	383,333

Shares issued upon reinvestment of dividends and distributions:
Class A	6,244,176	2,896,765
Class B	300,079	196,067
Class C	172,290	77,463
Class R	14,759	3,152
Institutional Class	285,859	124,057
	9,278,296	6,914,684
Shares repurchased:
Class A	(10,927,366)	(8,820,182)
Class B	(1,353,679)	(2,207,672)
Class C	(529,894)	(463,779)
Class R	(60,465)	(36,741)
Institutional Class	(639,208)	(412,505)
	(13,510,612)	(11,940,879)
Net decrease	(4,232,316)	(5,026,195)

For the years ended November 30, 2008 and 2007, 602,584 Class B shares were converted to 597,772 Class A shares valued at $10,124,727 and 1,204,469 Class B shares were converted to 1,195,215 Class A shares valued at $25,585,322, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in the net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008. The Fund had no loans outstanding as of November 30, 2008, or at any time during the year then ended.

Effective as of November 18, 2008, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the year ended November 30, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At November 30, 2008, the value of securities on loan was $26,489,432, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

Notes to financial statements
Delaware Large Cap Value Fund

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of the information.

For the fiscal year ended November 30, 2008, the Fund designates distributions paid during the year as follows:

(A) Long-Term Capital Gains Distributions (Tax Basis)	82.74%
(B) Ordinary Income Distributions* (Tax Basis)	17.26%
Total Distributions (Tax Basis)	100.00%
(C) Qualifying Dividends[1]	97.61%

(A) and (B) are based on a percentage of the Fund’s total distributions.
(C) is based on a percentage of the Fund’s ordinary income distributions.
1 Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

* For the fiscal year ended November 30, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $18,042,699 to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

For the fiscal year ended November 30, 2008, certain interest income paid by the Fund, determined to be Qualified Interest Income and Short-Term Capital Gains, may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended November 30, 2008, the Fund has designated maximum distributions of Qualified Interest Income of $ 96,312.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group® Equity Funds II — Delaware Large Cap Value Fund

We have audited the accompanying statement of net assets of Delaware Large Cap Value Fund (one of the series constituting Delaware Group Equity Funds II) (the “Fund”) as of November 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Large Cap Value Fund of Delaware Group Equity Funds II at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
January 16, 2009

Other Fund information
(Unaudited)
Delaware Large Cap Value Fund

Fund management

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager, Team Leader – Large-Cap Value Focus Equity
D. Tysen Nutt Jr. joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. He departed MLIM as a managing director. Prior to joining MLIM in 1994, Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Anthony A. Lombardi, CFA
Vice President, Senior Portfolio Manager
Anthony A. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, Lombardi worked at Merrill Lynch Investment Managers from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that, he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Nikhil G. Lalvani, CFA
Vice President, Portfolio Manager
Nikhil G. Lalvani is a portfolio manager with the firm’s Large-Cap Value Focus team. At Delaware Investments, Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University and is a member of the CFA Society of Philadelphia.

Robert A. Vogel Jr., CFA
Vice President, Senior Portfolio Manager
Robert A. Vogel Jr. joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. He previously worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and the CFA Society of Philadelphia.

Nashira S. Wynn
Vice President, Portfolio Manager
Nashira S. Wynn is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for Merrill Lynch Investment Managers, starting there in July 2001. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a Presidential Scholar.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	85	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.[2]		Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	85	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of
(January 1984–March 2004)		Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society
		(February 2006–Present)

President	85	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)

Executive Vice President
University of Pennsylvania
(April 1995–June 2002)

Founder and	85	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	85	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	85	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax, Inc.
(1983–Present)

President and	85	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

		Lead Director and Chair of
		Audit and Governance
		Committees, Member of
		Compensation Committee
		Digital River, Inc.

		Director and Chair of
		Governance Committee,
		Audit Committee
		Member
		Rimage Corporation

		Director and Chair of
		the Compensation Committee
		Spanlink Communications

		Lead Director and Chair of
		Compensation and
		Governance Committees
		Valmont Industries, Inc.

Vice President and Treasurer	85	None
(January 2006–Present)
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	85	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	85	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	85	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	85	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	85	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Large Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Value Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Annual report

Delaware Value® Fund

November 30, 2008

Value equity mutual fund

Table of contents

Portfolio management review	1

Performance summary	4

Disclosure of Fund expenses	8

Sector allocation and top 10 holdings	10

Statement of net assets	11

Statement of operations	14

Statements of changes in net assets	16

Financial highlights	18

Notes to financial statements	28

Report of independent registered public accounting firm	37

Other Fund information	38

Board of trustees/directors and officers addendum	40

About the organization	48

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Value® Fund	Dec. 9, 2008

The managers of Delaware Value Fund provided the answers to the questions below as a review of the Fund’s activities for the fiscal year that ended Nov. 30, 2008.

How would you summarize the economic and stock market environment of the past 12 months?

The past fiscal year was an especially challenging time for equity investors, particularly late in the 12-month time frame. The roots of the trouble had been established well before the start of the reporting period, with the declining housing market. As housing prices fell, defaults on mortgage loans rose, leading to big drops in the value of so-called collateralized debt obligations, or CDOs. These are securities for which the value can be hard to assess because they are backed by a pool of bonds, loans, or other fixed income instruments that are held as collateral.

Investor worries about troubled mortgages spread to other corners of the credit market. Financial institutions eventually became very reluctant to lend funds to each other, unsure about the other firms’ abilities to pay their debts.

Against this backdrop, a number of major U.S. financial institutions faced tremendous challenges, including bankruptcy filings, forced mergers, government takeovers, a mandated conservatorship, and the conversion of the last major investment banks into bank holding companies, which are more heavily regulated by the government.

Stocks, which had been generally weak for the majority of the year, plummeted during the last three months of the period. Major equity indices experienced some of their biggest single-day declines in history during this time. Many of the worst-performing stocks were in the financial sector, which was hit particularly hard by the problems in the credit market.

How did Delaware Value Fund perform during the 12 months ended Nov. 30, 2008?

For the fiscal year ended Nov. 30, 2008, Delaware Value Fund returned -37.78% at net asset value and -41.38% at maximum offer price. Both returns represent performance for Class A shares with all distributions reinvested. The Fund’s benchmark, the Russell 1000® Value Index, returned -38.32% during the same time frame. For the complete, annualized performance of Delaware Value Fund, please see the table on page 4.

What factors influenced performance of the Fund relative to the Russell 1000 Value Index?

One of the largest negative effects on performance compared to the benchmark index came from the energy sector. Despite the recent decline in crude oil prices, energy stocks outperformed the benchmark index during the period, in large part because of the increase in oil prices between December 2007 and July 2008. The Fund’s underexposure to this sector relative to the benchmark detracted from our performance, as did our individual stock choices.

The Fund’s performance was also hampered by our investments in the financial sector. Although we benefited from a relative lack of exposure to this weak-performing group compared to the benchmark index, many of the financial stocks we owned were particularly poor performers. For example, we owned stocks of two large banks, Washington Mutual and Wachovia, which were especially

The views expressed are current as of the date of this report and are subject to change.
Data for this portfolio management review were provided by Bloomberg unless otherwise noted.

1

Portfolio management review
Delaware Value® Fund

vulnerable to the credit crisis because of their significant exposure to bad mortgage loans. The companies, unable to secure needed financing, faced growing concerns about their ability to survive and experienced large share-price declines.

Ultimately, both were acquired late in the period by larger competitors with stronger financial positions. We sold our positions in Washington Mutual and Wachovia in July and September, respectively, but unfortunately not soon enough to avoid substantial losses for the Fund.

Other notable detractors in this sector included the financial services and insurance company Hartford Financial Services Group, and investment banks Morgan Stanley and Lehman Brothers (now owned largely by Barclays Capital). We sold all three of these stocks during the period, with our sale of Lehman Brothers taking place in September, a week before the company declared bankruptcy. We sold our shares in Morgan Stanley, another stock that faced significant challenges, a week later.

Elsewhere, the Fund was hindered by weakness from the technology sector, especially communications technology company Motorola. Motorola’s shares fell sharply on worries about the health of the U.S. consumer in a weaker economy. Also, one of the company’s main businesses, making wireless telephone handsets, continued to struggle and lost market share relative to its competitors. The slowing economy was a big problem for R.R. Donnelley & Sons, the nation’s largest commercial printing company, as well, as it faced reduced demand for catalog and direct-mail printing — a big source of business for the company.

Many of our better performers relative to the Russell 1000 Value Index, the Fund’s benchmark, were healthcare and consumer staples stocks. Both of these sectors tend to be defensive, meaning that they have historically generated relatively predictable earnings and therefore have held up well during past challenging economic conditions.

In healthcare, for example, the Fund’s top performers compared to the benchmark index included drug manufacturer Abbott Laboratories and diversified medical products companies Baxter International and Johnson & Johnson. We sold Abbott Laboratories and Baxter International before the end of the fiscal period.

In consumer staples, we benefited the most from food-products makers H.J. Heinz and Kraft Foods, as well as Kimberly-Clark, a maker of personal hygiene products. In all of these cases, the stocks had negative returns but held up better than the overall market and outperformed the benchmark. In our opinion, they benefited from having solid balance sheets, few or no credit problems, and relatively dependable dividend yields.

Elsewhere, our holdings in waste services leader Waste Management also contributed to the Fund’s performance relative to the benchmark. This stock held up relatively well because it, too, is in an economically defensive business. For example, the demand for a service such as garbage hauling has not tended to fluctuate dramatically in conjunction with cycles of the economy.

2

What was your portfolio management strategy during the fiscal period?

Given the challenges in the market and the weakening economy, we favored the types of stocks that, as mentioned, are defensive and hold up best to market volatility. As the period progressed, we increased our focus on companies with what we considered to be strong balance sheets and relatively predictable earnings. This defensive focus led us to make several new purchases in the healthcare and consumer staples sectors.

The market’s large drop created what we see as new opportunities to add fundamentally strong companies at increasingly attractive valuations.

At period end, we were evaluating potential purchases in several sectors, including healthcare, energy, utilities, and financials.

How were you positioning the portfolio at period end?

Without question, the past year was a very difficult period for our shareholders. However, we believe deeply in the long-term effectiveness of value investing, and especially in our particular investment approach. We continued to maintain our well-diversified but relatively concentrated portfolio, consisting of what were, in our opinion, fundamentally solid businesses priced well below what we believed they were intrinsically worth.

Fund basics
Delaware Value® Fund	As of Nov. 30, 2008
Fund objective:	The Fund seeks long-term capital appreciation.
Total Fund net assets:	$339 million
Number of holdings:	32
Fund start date:	Sept. 15, 1998

	Nasdaq symbols	CUSIPs
Class A	DDVAX	24610C881
Class B	DDVBX	24610C873
Class C	DDVCX	24610C865
Class R	DDVRX	245907860
Institutional Class	DDVIX	24610C857

3

Performance summary
Delaware Value® Fund	Nov. 30, 2008

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Value Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance	Average annual total returns through Nov. 30, 2008
	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 15, 1998)
Excluding sales charge	-37.78%	-0.66%	+1.09%	+2.21%
Including sales charge	-41.38%	-1.83%	+0.49%	+1.62%
Class B (Est. May 1, 2002)
Excluding sales charge	-38.25%	-1.41%	n/a	-1.36%
Including sales charge	-40.57%	-1.80%	n/a	-1.36%
Class C (Est. May 1, 2002)
Excluding sales charge	-38.21%	-1.39%	n/a	-1.38%
Including sales charge	-38.79%	-1.39%	n/a	-1.38%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the “Fund performance” table and in the “Performance of a $10,000 Investment” graph. The current expenses for each class are listed on the “Fund expense ratios” table. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 4 through 6.) Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent

4

deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

Class R shares were first made available Sept. 1, 2005, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets.

The average annual total returns for the 1-year, 3-year, and lifetime (since Sept. 1, 2005) periods ended Nov. 30, 2008, for Delaware Value® Fund Class R shares were -37.90%, -8.65%, and -7.76%, respectively.

The average annual total returns for the 1-year, 5-year, 10-year, and lifetime (since Sept. 15, 1998) periods ended Nov. 30, 2008, for Delaware Value Fund Institutional Class shares were -37.54%, -0.40%, +1.26%, and +2.38%, respectively. Institutional Class shares were first made available Sept. 15, 1998, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the “Fund expense ratios” table. Management has contracted to reimburse certain expenses and/or waive its management fees from April 1, 2008, through March 31, 2009. Please see the most recent prospectus for additional information on the fee waivers.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expense	1.15%	1.85%	1.85%	1.45%	0.85%
(without fee waivers)
Net expense ratio	1.10%	1.85%	1.85%	1.35%	0.85%
(including fee waivers, if any)*
* The applicable fee waivers are discussed in the text on pages 4 and 5.

5

Performance summary
Delaware Value® Fund

Performance of a $10,000 investment
Average annual total returns from Nov. 30, 1998, through Nov. 30, 2008

For period beginning Nov. 30, 1998, through Nov. 30, 2008	Starting value	Ending value
Russell 1000 Value Index	$10,000	$11,676
Delaware Value Fund — Class A shares	$9,425	$10,499

The chart assumes $10,000 invested in the Fund on Nov. 30, 1998, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 4 through 6.

The chart also assumes $10,000 invested in the Russell 1000 Value Index as of Nov. 30, 1998. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

The chart does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

6

Disclosure of Fund expenses
For the period June 1, 2008 to November 30, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2008 to November 30, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing

8

costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Value® Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	6/1/08	11/30/08	Expense Ratios	6/1/08 to 11/30/08*
Actual Fund return
Class A	$1,000.00	$ 679.50	1.00%	$4.20
Class B	1,000.00	676.90	1.75%	7.34
Class C	1,000.00	677.20	1.75%	7.34
Class R	1,000.00	678.90	1.25%	5.25
Institutional Class	1,000.00	681.30	0.75%	3.15
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.00	1.00%	$5.05
Class B	1,000.00	1,016.25	1.75%	8.82
Class C	1,000.00	1,016.25	1.75%	8.82
Class R	1,000.00	1,018.75	1.25%	6.31
Institutional Class	1,000.00	1,021.25	0.75%	3.79

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

9

Sector allocation and top 10 holdings
Delaware Value® Fund	As of November 30, 2008

Sector designations may differ from sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	98.64%
Consumer Discretionary	8.77%
Consumer Staples	20.58%
Energy	9.39%
Financials	9.38%
Health Care	21.29%
Industrials	5.34%
Information Technology	10.71%
Materials	2.56%
Telecommunication Services	7.21%
Utilities	3.41%
Securities Lending Collateral	1.70%
Total Value of Securities	100.34%
Obligation to Return Securities Lending Collateral	(1.77%)
Receivables and Other Assets Net of Liabilities	1.43%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Travelers	3.68%
Verizon Communications	3.64%
Safeway	3.60%
AT&T	3.57%
Chevron	3.52%
CVS Caremark	3.47%
Archer-Daniels-Midland	3.45%
Wyeth	3.44%
Kimberly-Clark	3.44%
Progress Energy	3.41%

10

Statement of net assets
Delaware Value® Fund	November 30, 2008

	Number of shares	Value
Common Stock – 98.64%
Consumer Discretionary – 8.77%
* Gap	842,600	$10,970,652
Limited Brands	833,300	7,758,023
Mattel	804,000	10,990,680
		29,719,355
Consumer Staples – 20.58%
Archer-Daniels-Midland	427,700	11,710,426
CVS Caremark	406,200	11,751,366
Heinz (H.J.)	283,000	10,991,720
Kimberly-Clark	201,500	11,644,685
Kraft Foods Class A	421,300	11,463,573
Safeway	559,700	12,201,460
		69,763,230
Energy – 9.39%
Chevron	151,100	11,938,411
ConocoPhillips	202,900	10,656,308
Marathon Oil	352,800	9,236,304
		31,831,023
Financials – 9.38%
Allstate	339,400	8,634,336
Bank of New York Mellon	353,700	10,685,277
Travelers	285,900	12,479,535
		31,799,148
Health Care – 21.29%
Bristol-Myers Squibb	518,100	10,724,670
Cardinal Health	266,900	8,679,588
Johnson & Johnson	176,800	10,356,944
Merck	368,100	9,835,632
Pfizer	631,400	10,373,902
Quest Diagnostics	226,700	10,557,419
Wyeth	323,500	11,649,235
		72,177,390
Industrials – 5.34%
Donnelley (R.R.) & Sons	555,100	7,083,076
Waste Management	377,100	11,011,320
		18,094,396

11

Statement of net assets
Delaware Value® Fund

	Number of shares	Value
Common Stock (continued)
Information Technology – 10.71%
Intel	742,400	$10,245,120
International Business Machines	133,700	10,909,920
* Motorola	1,688,700	7,278,297
Xerox	1,126,200	7,872,138
		36,305,475
Materials – 2.56%
duPont (E.I.) deNemours	345,900	8,668,254
		8,668,254
Telecommunication Services – 7.21%
AT&T	423,800	12,103,728
Verizon Communications	378,200	12,348,230
		24,451,958
Utilities – 3.41%
Progress Energy	291,300	11,561,697
		11,561,697
Total Common Stock (cost $421,519,608)		334,371,926

Total Value of Securities Before Securities Lending
Collateral – 98.64% (cost $421,519,608)		334,371,926

Securities Lending Collateral** – 1.70%
Investment Companies
Mellon GSL DBT II Collateral Fund	5,925,855	5,768,227
=Mellon GSL DBT II Liquidation Trust	93,831	7,694
Total Securities Lending Collateral (cost $6,019,686)		5,775,921

Total Value of Securities – 100.34%
(cost $427,539,294)		340,147,847	©
Obligations to Return Securities
Lending Collateral** – (1.77%)		(6,019,686)
Receivables and Other Assets
Net of Liabilities – 1.43%		4,852,892
Net Assets Applicable to 43,717,484
Shares Outstanding – 100.00%		$338,981,053

12

Net Asset Value – Delaware Value Fund
Class A ($266,386,428 / 34,340,694 Shares)	$7.76
Net Asset Value – Delaware Value Fund
Class B ($3,278,701 / 426,364 Shares)	$7.69
Net Asset Value – Delaware Value Fund
Class C ($23,732,881 / 3,084,644 Shares)	$7.69
Net Asset Value – Delaware Value Fund
Class R ($1,668,524 / 215,639 Shares)	$7.74
Net Asset Value – Delaware Value Fund
Institutional Class ($43,914,519 / 5,650,143 Shares)	$7.77

Components of Net Assets at November 30, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$511,166,664
Undistributed net investment income	9,794,136
Accumulated net realized loss on investments	(94,588,300)
Net unrealized depreciation of investments	(87,391,447)
Total net assets	$338,981,053

*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At November 30, 2008, the aggregate amount of fair valued securities was $7,694, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
©	Includes $5,183,784 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Value Fund
Net asset value Class A (A)	$7.76
Sales charge (5.75% of offering price) (B)	0.47
Offering Price	$8.23

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

13

Statement of operations
Delaware Value® Fund	Year Ended November 30, 2008

Investment Income:
Dividends	$15,181,094
Interest	280,532
Security Lending Income	166,485	$15,628,111

Expenses:
Management fees	3,251,706
Distribution expenses – Class A	1,071,134
Distribution expenses – Class B	58,724
Distribution expenses – Class C	441,923
Distribution expenses – Class R	12,023
Dividend disbursing and transfer agent fees and expenses	968,187
Accounting and administration expenses	200,974
Registration fees	99,455
Reports and statements to shareholders	86,131
Legal fees	74,173
Audit and tax	66,610
Trustees’ fees	31,046
Insurance fees	12,601
Custodian fees	12,034
Consulting fees	6,993
Taxes (other than taxes on income)	5,372
Dues and services	4,663
Pricing fees	2,525
Trustees’ expenses	2,070	6,408,344
Less fees waived		(1,035,642)
Less waiver of distribution expenses – Class A		(178,856)
Less waiver of distribution expenses – Class R		(2,004)
Less expense paid indirectly		(1,004)
Total operating expenses		5,190,838
Net Investment Income		10,437,273

Net Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments		(93,449,642)
Redemptions in-kind*		(14,980,869)
Net realized loss		(108,430,511)
Net change in unrealized appreciation/depreciation of investments		(129,276,348)
Net Realized and Unrealized Loss on Investments		(237,706,859)

Net Decrease in Net Assets Resulting from Operations		$(227,269,586)

*See Note 11 in “Notes to financial statements.”

See accompanying notes

14

Statements of changes in net assets
Delaware Value® Fund

	Year Ended
	11/30/08	11/30/07
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,437,273	$10,754,085
Net realized gain (loss) on investments	(108,430,511)	30,452,305
Net change in unrealized
appreciation/depreciation of investments	(129,276,348)	(32,006,320)
Net increase (decrease) in net assets
resulting from operations	(227,269,586)	9,200,070

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,558,874)	(3,937,994)
Class B	(92,451)	(74,313)
Class C	(668,097)	(317,462)
Class R	(34,521)	(60)
Institutional Class	(2,541,014)	(3,121,237)

Net realized gain on investments:
Class A	(20,557,607)	(4,618,381)
Class B	(438,638)	(168,142)
Class C	(3,169,800)	(718,298)
Class R	(109,994)	(96)
Institutional Class	(6,027,953)	(3,135,233)
	(41,198,949)	(16,091,216)

Capital Share Transactions:
Proceeds from shares sold:
Class A	160,096,328	239,075,421
Class B	169,061	2,119,885
Class C	5,269,185	38,296,831
Class R	974,242	2,718,550
Institutional Class	67,283,345	15,850,488

16

	Year Ended
	11/30/08	11/30/07
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$26,439,603	$8,063,500
Class B	496,294	227,222
Class C	3,589,985	961,811
Class R	144,515	156
Institutional Class	8,490,084	6,052,619
	272,952,642	313,366,483
Cost of shares repurchased:
Class A	(143,219,399)	(90,733,167)
Class B	(3,901,049)	(2,682,568)
Class C	(28,546,818)	(12,956,961)
Class R	(634,250)	(407,529)
Institutional Class	(112,994,851)	(87,769,771)
	(289,296,367)	(194,549,996)
Increase (decrease) in net assets derived from capital
share transactions	(16,343,725)	118,816,487
Net Increase (Decrease) in Net Assets	(284,812,260)	111,925,341

Net Assets:
Beginning of year	623,793,313	511,867,972
End of year (including undistributed
net investment income of $9,794,136
and $10,256,474, respectively)	$338,981,053	$623,793,313

See accompanying notes

17

Financial highlights
Delaware Value® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expense to average net assets
Ratio of expense to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

18

Year Ended
11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
$13.360	$13.470	$11.370	$10.760	$ 9.480

0.224	0.241	0.225	0.220	0.134
(4.935)	0.064	2.068	0.842	1.240
(4.711)	0.305	2.293	1.062	1.374

(0.239)	(0.191)	(0.122)	(0.089)	(0.094)
(0.650)	(0.224)	(0.071)	(0.363)	—
(0.889)	(0.415)	(0.193)	(0.452)	(0.094)

$ 7.760	$13.360	$13.470	$11.370	$10.760

(37.78% )	2.25%	20.48%	10.11%	14.59%

$266,386	$420,120	$271,378	$104,140	$6,846
1.00%	1.00%	1.01%	1.01%	1.00%

1.26%	1.15%	1.17%	1.11%	1.17%
2.11%	1.75%	1.84%	1.98%	1.32%

1.85%	1.60%	1.68%	1.88%	1.15%
43%	24%	24%	26%	128%

19

Financial highlights
Delaware Value® Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expense to average net assets
Ratio of expense to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

20

Year Ended
11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
$13.240	$13.370	$11.290	$10.680	$ 9.420

0.142	0.138	0.134	0.137	0.058
(4.905)	0.055	2.058	0.843	1.229
(4.763)	0.193	2.192	0.980	1.287

(0.137)	(0.099)	(0.041)	(0.007)	(0.027)
(0.650)	(0.224)	(0.071)	(0.363)	—
(0.787)	(0.323)	(0.112)	(0.370)	(0.027)

$ 7.690	$13.240	$13.370	$11.290	$10.680

(38.25% )	1.41%	19.59%	9.35%	13.69%

$3,279	$9,514	$9,914	$6,516	$1,518
1.75%	1.75%	1.76%	1.76%	1.75%

1.96%	1.85%	1.87%	1.81%	1.87%
1.36%	1.00%	1.09%	1.23%	0.57%

1.15%	0.90%	0.98%	1.18%	0.45%
43%	24%	24%	26%	128%

21

Financial highlights
Delaware Value® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expense to average net assets
Ratio of expense to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

22

Year Ended
11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
$13.250	$13.370	$11.290	$10.690	$ 9.420

0.142	0.137	0.134	0.138	0.062
(4.915)	0.066	2.058	0.832	1.235
(4.773)	0.203	2.192	0.970	1.297

(0.137)	(0.099)	(0.041)	(0.007)	(0.027)
(0.650)	(0.224)	(0.071)	(0.363)	—
(0.787)	(0.323)	(0.112)	(0.370)	(0.027)

$ 7.690	$13.250	$13.370	$11.290	$10.690

(38.21% )	1.49%	19.59%	9.25%	13.80%

$23,733	$65,890	$41,013	$19,597	$2,477
1.75%	1.75%	1.76%	1.76%	1.75%

1.96%	1.85%	1.87%	1.81%	1.87%
1.36%	1.00%	1.09%	1.23%	0.57%

1.15%	0.90%	0.98%	1.18%	0.45%
43%	24%	24%	26%	128%

23

Financial highlights
Delaware Value® Fund Class R

Selected data for each share of the Fund outstanding throughout the period was as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expense to average net assets
Ratio of expense to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] As of November 30, 2005, Delaware Value Fund Class R had one share outstanding, representing the initial seed purchase. Shareholder data for this class prior to December 1, 2005 is not disclosed because management does not believe it to be meaningful.

[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

24

Year Ended
11/30/08	11/30/07	11/30/06[1]
$13.320	$13.420	$11.350

0.197	0.207	0.218
(4.923)	0.057	2.058
(4.726)	0.264	2.276

(0.204)	(0.140)	(0.135)
(0.650)	(0.224)	(0.071)
(0.854)	(0.364)	(0.206)

$ 7.740	$13.320	$13.420

(37.90% )	1.95%	20.39%

$1,669	$2,246	$6
1.25%	1.25%	1.26%

1.56%	1.45%	1.47%
1.86%	1.50%	1.59%

1.55%	1.30%	1.38%
43%	24%	24%

25

Financial highlights
Delaware Value® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expense to average net assets
Ratio of expense to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

26

Year Ended
11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
$13.380	$13.500	$11.390	$10.780	$ 9.500

0.250	0.276	0.256	0.243	0.160
(4.936)	0.051	2.077	0.846	1.237
(4.686)	0.327	2.333	1.089	1.397

(0.274)	(0.223)	(0.152)	(0.116)	(0.117)
(0.650)	(0.224)	(0.071)	(0.363)	—
(0.924)	(0.447)	(0.223)	(0.479)	(0.117)

$ 7.770	$13.380	$13.500	$11.390	$10.780

(37.54% )	2.41%	20.85%	10.37%	14.83%

$43,914	$126,023	$189,557	$146,761	$68,949
0.75%	0.75%	0.76%	0.76%	0.75%

0.96%	0.85%	0.87%	0.81%	0.87%
2.36%	2.00%	2.09%	2.23%	1.57%

2.15%	1.90%	1.98%	2.18%	1.45%
43%	24%	24%	26%	128%

27

Notes to financial statements
Delaware Value® Fund	November 30, 2008

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of up to 1% if redeemed during the first year and 0.50% during the second year, provided that, Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

28

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective May 30, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At November 30, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain from investments, if any, annually.

29

Notes to financial statements
Delaware Value® Fund

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $7,110 for the year ended November 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Effective April 1, 2008, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 0.75% of average daily net assets of the Fund until such time as the waiver is discontinued. This waiver and expense limitation may be discontinued at any time because it is voluntary. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund. Prior to April 1, 2008, this waiver was contractual.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended November 30, 2008, the Fund was charged $ 25,122 for these services.

30

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 31, 2009 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At November 30, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$88,094
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	86,380
Distribution fees payable to DDLP	77,088
Other expenses payable to DMC and affiliates*	9,185

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended November 30, 2008, the Fund was charged $34,136 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended November 30, 2008, DDLP earned $24,999 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2008, DDLP received gross CDSC commissions of $14,169, $9,058 and $6,970 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended November 30, 2008, the Fund made purchases of $208,872,616 and sales of $254,773,030 of investment securities other than short-term investments.

At November 30, 2008, the cost of investments for federal income purposes was $429,091,787. At November 30, 2008, net unrealized depreciation was $88,943,940, of which $11,407,172 related to unrealized appreciation of investments and $100,351,112 related to unrealized depreciation of investments.

31

Notes to financial statements
Delaware Value® Fund

3. Investments (continued)

Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of November 30, 2008:

Securities
Level 1	$334,371,926
Level 2	5,768,227
Level 3	7,694
Total	$340,147,847

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/07	$—
Net change in unrealized appreciation/depreciation	(86,137)
Net transfers in and/or out of Level 3	93,831
Balance as of 11/30/08	$7,694

32

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2008 and 2007 was as follows:

	11/30/08	11/30/07
Ordinary income	$19,416,612	$10,343,973
Long-term capital gain	21,782,337	5,747,243
Total	$41,198,949	$16,091,216

5. Components of Net Assets on a Tax Basis

As of November 30, 2008, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$511,166,664
Undistributed ordinary income	9,794,136
Capital loss carryforwards	(93,035,807)
Unrealized depreciation of investments	(88,943,940)
Net assets	$338,981,053

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and in-kind distributions of shareholder redemptions. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2008, the Fund recorded the following reclassifications.

Paid-in capital	$(15,114,864)
Undistributed net investment income	(4,654)
Accumulated net realized loss	15,119,518

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2008 will expire as follows: $ 93,035,807 expires in 2016.

33

Notes to financial statements
Delaware Value® Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	11/30/08	11/30/07
Shares sold:
Class A	15,162,138	17,318,755
Class B	19,163	154,758
Class C	492,256	2,784,880
Class R	93,157	198,536
Institutional Class	6,173,541	1,163,232

Shares issued upon reinvestment of dividends and distributions:
Class A	2,135,670	600,409
Class B	40,153	16,944
Class C	290,217	71,670
Class R	11,673	12
Institutional Class	685,790	450,679
	25,103,758	22,759,875

Shares repurchased:
Class A	(14,408,788)	(6,607,465)
Class B	(351,558)	(194,798)
Class C	(2,671,861)	(948,968)
Class R	(57,769)	(30,386)
Institutional Class	(10,625,612)	(6,240,573)
	(28,115,588)	(14,022,190)
Net increase (decrease)	(3,011,830)	8,737,685

For the years ended November 30, 2008 and 2007, 23,585 Class B shares were converted to 23,466 Class A shares valued at $258,067 and 24,493 Class B shares were converted to 24,349 Class A shares valued at $339,773, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statement of changes in the net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008. The Fund had no loans outstanding as of November 30, 2008, or at any time during the year then ended.

34

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the year ended November 30, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At November 30, 2008, the value of securities on loan was $5,183,784, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

35

Notes to financial statements
Delaware Value® Fund

9. Credit and Market risk

The Fund may invest up to 15% of its total net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. For the year ended November 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. In-kind Redemptions

During the year ended November 30, 2008, the Fund satisfied withdrawal requests with transfers of securities and cash totaling $74,367,737, resulting in a net realized loss of $ 14,980,869.

12. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of the information.

For the fiscal year ended November 30, 2008, the Fund designates distributions paid during the year as follows:

(A)	Long-Term Capital Gains Distributions (Tax Basis)	52.87%
(B)	Ordinary Income Distributions* (Tax Basis)	47.13%
	Total Distributions (Tax Basis)	100.00%
(C)	Qualifying Dividends[1]	80.09%

(A) and (B) are based on a percentage of the Fund’s total distributions.
(C) is based on a percentage of the Fund’s ordinary income distributions.

1 Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

* For the fiscal year ended November 30, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $13,611,928 to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

36

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group® Equity Funds II — Delaware Value® Fund

We have audited the accompanying statement of net assets of Delaware Value Fund (one of the series constituting Delaware Group Equity Funds II) (the “Fund”) as of November 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Value Fund of Delaware Group Equity Funds II at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
January 16, 2009

37

Other Fund information
(Unaudited)
Delaware Value® Fund

Fund management

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager, Team Leader – Large-Cap Value Focus Equity
D. Tysen Nutt Jr. joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. He departed MLIM as a managing director. Prior to joining MLIM in 1994, Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Anthony A. Lombardi, CFA
Vice President, Senior Portfolio Manager
Anthony A. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, Lombardi worked at Merrill Lynch Investment Managers from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that, he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Nikhil G. Lalvani, CFA
Vice President, Portfolio Manager
Nikhil G. Lalvani is a portfolio manager with the firm’s Large-Cap Value Focus team. At Delaware Investments, Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University and is a member of the CFA Society of Philadelphia.

38

Robert A. Vogel Jr., CFA
Vice President, Senior Portfolio Manager
Robert A. Vogel Jr. joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. He previously worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and the CFA Society of Philadelphia.

Kristen E. Bartholdson
Vice President, Portfolio Manager
Kristen E. Bartholdson is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining the firm in 2006, she worked at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson. From 2000 to 2004 she worked in equity research at Credit Suisse, most recently as an associate analyst in investment strategy. Bartholdson earned her bachelor’s degree in economics from Princeton University.

Nashira S. Wynn
Vice President, Portfolio Manager
Nashira S. Wynn is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for Merrill Lynch Investment Managers, starting there in July 2001. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a Presidential Scholar.

39

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

40

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	85	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.[2]		Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	85	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of
(January 1984–March 2004)		Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

41

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

42

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society
		(February 2006–Present)

President	85	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)

Executive Vice President
University of Pennsylvania
(April 1995–June 2002)

Founder and	85	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	85	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	85	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax, Inc.
(1983–Present)

President and	85	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)

43

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

44

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

		Lead Director and Chair of
		Audit and Governance
		Committees, Member of
		Compensation Committee
		Digital River, Inc.

		Director and Chair of
		Governance Committee,
		Audit Committee
		Member
		Rimage Corporation

		Director and Chair of
		the Compensation Committee
		Spanlink Communications

		Lead Director and Chair of
		Compensation and
		Governance Committees
		Valmont Industries, Inc.

Vice President and Treasurer	85	None
(January 2006–Present)
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	85	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

45

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

46

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	85	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	85	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	85	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	85	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

47

About the organization

This annual report is for the information of Delaware Value® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Value Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

48

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

49

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     Thomas F. Madison
     Janet L. Yeomans 1
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $91,800 for the fiscal year ended November 30, 2008.

_______________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $86,100 for the fiscal year ended November 30, 2007.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2008.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended November 30, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2007.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended November 30, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $34,300 for the fiscal year ended November 30, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2008.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $35,600 for the fiscal year ended November 30, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2007.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended November 30, 2008.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2008.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended November 30, 2007.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the fiscal year ended November 30, 2007.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $288,302 and $289,962 for the registrant’s fiscal years ended November 30, 2008 and November 30, 2007, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Equity Funds II

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 4, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 4, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	February 4, 2009